BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables) - Turnongreen Inc [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of property and Equipment

Useful Lives
Asset	(In Years)

Computer software and office and computer equipment	3 - 5
Machinery and equipment, automobiles, furniture, and fixtures	3 - 10
Leasehold improvements	Over the term of the lease or the life of the asset, whichever is shorter

Useful Lives
Asset	(In Years)

Computer software and office and computer equipment	3 - 5
Machinery and equipment, automobiles, furniture, and fixtures	3 - 10
Leasehold improvements	Over the term of the lease or the life of the asset, whichever is shorter

The following table provides the percentage of total revenues attributable to a single customer from which 10% or more of total revenues are derived:

The following table provides the percentage of total revenues attributable to a single customer from which 10% or more of total revenues are derived:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,

	2022	2021	2022	2021
Customer A	24%	-	12%	-
Customer B	-	24%	12%	20%

The following table provides the percentage of total revenues attributable to a single customer from which 10% or more of total revenues are derived:

	For the Year Ended December 31, 2021

	Total Revenues	Percentage of
	by Major	Total Company
	Customers	Revenues
Customer A	$933,000	17%
Customer B	$628,000	12%

	For the Year Ended December 31, 2020
	Total Revenues	Percentage of
	by Major	Total Company
	Customers	Revenues
Customer A	$883,000	16%
Customer B	$559,000	10%